Leases	12 Months Ended
Dec. 31, 2020
Leases of Lessee Disclosure [Text Block]
24 Leases
The Group enters into both lessee and lessor arrangements.
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 23 – Other assets and other liabilities” for further information.
Lessee arrangements
The Group primarily enters into operating leases. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components. The Group’s finance leases are not material.
The Group has entered into leases for real estate, equipment and vehicles.
Certain equipment and real estate have subsequently been subleased. Sublease income is recognized in other revenues.
Lease costs
end of	2020	2019
Lease costs (CHF million)
Operating lease costs	369	388
Variable lease costs	50	40
Sublease income	(71)	(78)
Net lease costs	348	350
From time to time, the Group enters into sale-leaseback transactions in which an asset is sold and immediately leased back. If specific criteria are met, the asset is derecognized from the balance sheet and an operating lease is recognized.
During 2020, the Group entered into one sale-leaseback transaction, with a lease term of one year. During 2019, the Group entered into 4 sale-leaseback transactions, with lease terms ranging from 5 to 10 years. During 2018, the Group entered into one sale-leaseback transaction with a lease term of ten years.
Other information
end of	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(403)	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	32	102
Changes to right-of-use assets due to lease modifications for operating leases	32	221
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.
The weighted average remaining lease terms and discount rates are based on all outstanding operating leases as well as their respective lease terms and remaining lease obligations.
Weighted average remaining lease term and discount rate
end of	2020	2019
Operating leases
Remaining lease term (years)	11.9	12.2
Discount rate (%)	2.6	2.8
The following table reflects the undiscounted cash flows from leases for the next five years and thereafter, based on the expected lease term.
Maturities relating to operating lease arrangements
end of	2020	2019
Maturity (CHF million)
Due within 1 year	385	468
Due between 1 and 2 years	364	387
Due between 2 and 3 years	323	371
Due between 3 and 4 years	278	336
Due between 4 and 5 years	249	286
Thereafter	1,642	1,963
Operating lease obligations	3,241	3,811
Future interest payable	(482)	(598)
Operating lease liabilities	2,759	3,213
Lessor arrangements
The Group enters into sales-type, direct financing and operating leases for real estate, equipment and vehicles. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components.
As of December 31, 2020 and 2019, the Group had approximately CHF  0.9 billion and CHF  0.8 billion, respectively, of residual value guarantees associated with lessor arrangements.
The Group’s risk of loss relating to the residual value of leased assets is mitigated through contractual arrangements with manufactures or suppliers. Leased assets are also monitored through projections of the residual values at lease origination and periodic reviews of residual values.
Net investments
	2020		2019
end of	Sales-type leases	Direct financing leases	Sales-type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	862	2,299	526	2,573
Unguaranteed residual values	43	188	28	440
Valuation allowances	(6)	(23)	(3)	(15)
Total net investments	899	2,464	551	2,998
Maturities relating to lessor arrangements
	2020			2019
end of	Sales-type leases	Direct financing leases	Operating leases	Sales-type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	359	755	48	221	917	54
Due between 1 and 2 years	213	620	41	129	689	47
Due between 2 and 3 years	142	514	37	90	550	42
Due between 3 and 4 years	84	402	36	53	391	39
Due between 4 and 5 years	43	125	34	25	136	38
Thereafter	66	48	63	37	110	103
Total	907	2,464	259	555	2,793	323
Future interest receivable	(45)	(165)	–	(29)	(220)	–
Lease receivables	862	2,299	–	526	2,573	–
The Group elected the practical expedient to not evaluate whether certain sales taxes and other similar taxes are lessor cost or lessee cost and excludes these costs from being reported as lease income with an associated expense.
The Group enters into leases with fixed or variable lease payments, or with lease payments that depend on an index or a referenced rate which are included in the net investment in the lease at lease commencement, as such payments are considered unavoidable. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the net investment in the lease. Lease payments are recorded when due and payable by the lessee.
Lease income
end of	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	19	13
Interest income on direct financing leases	74	97
Lease income from operating leases	93	103
Variable lease income	0	3
Total lease income	186	216
Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
The Group may enter into vehicle leases as a lessor with members of the Board of Directors or the Executive Board. The terms of such leases with members of the Board of Directors are similar to those with third parties and the terms of such leases with members of the Executive Board reflect standard employee conditions.

Bank
Leases of Lessee Disclosure [Text Block]
23 Leases
> Refer to “Note 24 – Leases” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Lessee arrangements
Lease costs
end of	2020	2019
Lease costs (CHF million)
Operating lease costs	305	324
Variable lease costs	45	37
Sublease income	(87)	(95)
Total lease costs	263	266
During 2020, the Bank entered into one sale-leaseback transaction with a lease term of one year. During 2019, the Bank entered into 4 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2018, the Bank entered into one sale-leaseback transaction with a lease term of ten years.
Other information
end of	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(340)	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	32	100
Changes to right-of-use assets due to lease modifications for operating leases	26	214
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.
Weighted average remaining lease term and discount rate
end of	2020	2019
Operating leases
Remaining lease term (years)	10.4	10.7
Discount rate (%)	2.9	3.0
Maturities relating to operating lease arrangements
end of	2020	2019
Maturity (CHF million)
Due within 1 year	320	403
Due between 1 and 2 years	299	322
Due between 2 and 3 years	262	306
Due between 3 and 4 years	219	274
Due between 4 and 5 years	190	227
Thereafter	1,054	1,314
Operating lease obligations	2,344	2,846
Future interest payable	(363)	(458)
Operating lease liabilities	1,981	2,388
Lessor arrangements
As of December 31, 2020 and 2019, the Bank had approximately CHF  0.9 billion and CHF  0.8 billion, respectively, of residual value guarantees associated with lessor arrangements.
Net investments
	2020		2019
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	862	2,299	526	2,573
Unguaranteed residual assets	43	188	28	440
Valuation allowances	(6)	(23)	(3)	(15)
Total net investments	899	2,464	551	2,998
Maturities relating to lessor arrangements
	2020			2019
end of 2019	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	359	755	63	221	917	66
Due between 1 and 2 years	213	620	57	129	689	59
Due between 2 and 3 years	142	514	53	90	550	55
Due between 3 and 4 years	84	402	52	53	391	52
Due between 4 and 5 years	43	125	50	25	136	51
Thereafter	66	48	217	37	110	241
Total	907	2,464	492	555	2,793	524
Future interest receivable	(45)	(165)	–	(29)	(220)	–
Lease receivables	862	2,299	–	526	2,573	–
As of December 31, 2020 and 2019, the Bank had CHF 234 million and CHF  200 million, respectively, of related party operating leases.
Lease income
end of	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	19	13
Interest income on direct financing leases	74	97
Lease income from operating leases	107	119
Variable lease income	0	3
Total lease income	200	232